Income taxes (Details Narrative) RM in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 MYR (RM)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	17.00%	17.00%	17.00%	(17.00%)
Paid-up capital	$ 2,354,997			$ 3,106,525	$ 3,106,525
Gross income from business operations	$ (1,023,611)	$ (1,350,449)		$ 1,808,184
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	24.00%	24.00%	24.00%
MALAYSIA | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Paid-up capital						RM 2.5
Gross income from business operations			RM 50.0
CALIFORNIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	8.84%	8.84%	8.84%	8.84%
First S$10,000 Taxable Income [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	75.00%	75.00%	75.00%
Next S$190,000 Taxable Income [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	50.00%	50.00%	50.00%
First MYR 600,000 [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	17.00%	17.00%	17.00%
Exceeding MYR 600,000 [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate	24.00%	24.00%	24.00%